Summary of significant accounting policies (Details Narrative)			1 Months Ended			6 Months Ended		12 Months Ended
	Dec. 15, 2021 shares	May 20, 2021 shares	Mar. 31, 2023 shares	Jul. 31, 2022 shares	Apr. 30, 2022 shares	Jun. 30, 2023 EUR (€) shares	Jun. 30, 2022 EUR (€) shares	Dec. 31, 2022 shares	Jun. 30, 2023 $ / shares	Jun. 30, 2023 EUR (€) shares	Dec. 31, 2021 shares
Property, Plant and Equipment [Line Items]
Common stock shares authorized								59,700,000		59,700,000
Common stock, shares issued								18,216,858		18,216,858
Common stock, shares outstanding								18,216,858		18,216,858	18,216,858
Number of options granted								540,523		586,923
Foreign exchange loss unrealized | €						€ 200,000
Foreign exchange gain unrealized | €							€ 1,800,000
Gain loss on marketable securities | €						€ 9,517
Tax credit on investments in research and development, percentage						10.00%		20.00%
Tax credit on investments in research and development, annual amount | €						€ 4,200,000
Number of shares awarded			46,400	392,740	147,783
Number of options available for grant										1,234,762
Number of warrants issued to the underwriters	2,400,000
Exercise price | $ / shares									$ 14.375
Annual lease payment | €						13,967
Annual lease payment | €						€ 1,164
Lease, description						lease payment will remain fixed for the four (4) years
Operating lease discount rate										6.25%
Operating lease liability | €						€ 49,320
Net present value of right of use asset and liability | €										€ 33,240
Lease liability current | €										12,236
Long-term liability | €										€ 21,004
Equipment And Furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives										15 years
Electronic Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives										10 years
IPO [Member]
Property, Plant and Equipment [Line Items]
Number of warrants issued to the underwriters	3,120,114
Minimum [Member]
Property, Plant and Equipment [Line Items]
Tax credit on investments in research and development, annual amount | €						4,000,000.0
Maximum [Member]
Property, Plant and Equipment [Line Items]
Tax credit on investments in research and development, annual amount | €						€ 5,000,000.0
Underswriters Common Share Warrants [Member]
Property, Plant and Equipment [Line Items]
Underwriters ordinary shares, options							23,502
Share-Based Payment Arrangement, Option [Member]
Property, Plant and Equipment [Line Items]
Underwriters ordinary shares, options						318,459	147,783
Underswriters Common Share Warrants [Member]
Property, Plant and Equipment [Line Items]
Number of ordinary share equivalents outstanding							23,502			23,502
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares outstanding											18,216,858
Number of shares outstanding							18,216,858	18,216,858		18,216,858	18,216,858
Common Stock [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Number of options available for grant		1,821,685
Common Stock [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Share-based payment award, options, number of shares, period increase		2,700,000
Number of options available for grant		2,700,000
Number of shares outstanding										27,000,000
Warrant [Member]
Property, Plant and Equipment [Line Items]
Exercisable percentage of warrant										125.00%
Share-Based Payment Arrangement, Option [Member]
Property, Plant and Equipment [Line Items]
Number of options granted							147,783			318,459
Share-Based Payment Arrangement, Option [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Number of options granted										18,216,858
Number of shares authorized										1,821,685
Number of shares outstanding, percentage										10.00%
Underswriters Warrants [Member] | IPO [Member]
Property, Plant and Equipment [Line Items]
Number of warrants issued to the underwriters						23,502
Equity Incentive Plan 2021 - 2035 [Member]
Property, Plant and Equipment [Line Items]
Common stock capital shares reserved										2,700,000